Financial Assets at Amortized Cost - Schedule of Financial Assets at Amortized Cost (Detail) $ in Millions, $ in Millions	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
Disclosure of financial assets [line items]
Less: Allowance for impairment loss	$ (2.9)		$ (8.2)
Financial assets at amortized cost	612,740.6		745,585.8
Current portion	299.9	$ 10.0	14,277.6
Noncurrent portion	7,348.9	$ 245.7	7,528.3
Corporate bonds [member]
Disclosure of financial assets [line items]
Financial assets at amortized cost	$ 7,651.7		19,520.0
Commercial paper [member]
Disclosure of financial assets [line items]
Financial assets at amortized cost			$ 2,294.1